Expense Example - Ashmore Emerging Markets Equity ESG Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	119	894	1,688	3,769	662	1,485	2,323	4,478	320	1,203	2,191	4,681